Income Tax (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of income taxes [abstract]
Disclosure of information about effective income tax expense (recovery) [Table Text Block]
	2025	2024
	$	$
Net loss before tax	(7,850,996)	(15,948,389)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(2,119,769)	(4,306,065)
Change in deferred tax assets not recognized	8,970,243	(3,686,725)
Share issuance costs	(2,018,856)	(782,849)
Foreign exchange	1,207,768	(96,891)
Change in estimate	(3,448,925)	7,497,449
Gain on spin out arrangement	(3,712,344)	-
Non-deductible items and other	1,121,883	1,375,081
Total income tax expense (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2025	2024
	$	$
Non-capital loss carryforwards	14,922,051	15,439,182
Property and equipment	230,409	474,564
Exploration and evaluation assets	(15,152,460)	(15,913,746)
Net deferred tax asset (liability)	-	-

Disclosure of information about unrecognized deductible temporary differences [Table Text Block]
	2025	2024
	$	$
Non-capital loss carryforwards	70,916,626	44,301,215
Property, plant, and equipment	126,110	126,110
Equity investments	1,712,655	1,251,761
Intangible assets	-	89,875
Financing costs	11,127,563	8,796,460
Foreign exchange	265,712	-
Capital Loss	8,362,285	-
Total unrecognized deductible temporary differences	92,510,951	54,565,421

Disclosure of information about non-capital loss carry forwards [Table Text Block]
Expiry	$
2045	11,798,435
2044	-
2043	10,239,059
2042	6,534,759
2041	5,797,867
2040	-
2039	-
2038	-
2037	-
2036	-
2035	29,668,778
2034	6,877,728
2033	-
2032	-
Total	70,916,626